PENSION AND EMPLOYEE FUTURE BENEFITS - Net position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	$ 188	$ 157	$ 172	$ 158
Fair value of plan assets	(143)	(126)	(135)
Net liability	45	31	37
Non-pension benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	58	53	57	$ 53
Fair value of plan assets	(4)	(4)	(5)
Net liability	$ 54	$ 49	$ 52